Note 2 - Summary of Significant Accounting Policies (Details Textual) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 20, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Government Grants, Current	$ 288,000	$ 309,000
Number of Reportable Segments	1
Assets	$ 14,908,000	$ 10,970,000
Depreciation of RMB Against U.S. Dollar, Percent	6.30%	4.40%	2.49%
Cash Equivalents, at Carrying Value	$ 0	$ 0
Allowance for Doubtful Accounts Receivable	0	0
Capital Lease Obligations	0	0	$ 0
Government Grants, Credit to Profit (Loss)	0	0	0
Revenue, Net	0	$ 0	0
UNITED STATES
Assets	4,594,000
CHINA
Assets	$ 368,000
Wanchun Pharma [Member]
Government Grants, Current			$ 323,000		¥ 2
Assets				$ 1,347,000